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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-05646

 New Century Portfolios

(Exact name of registrant as specified in charter)

40 William Street, Suite 100 Wellesley, Massachusetts	02481
(Address of principal executive offices)	(Zip code)

Nicole M. Tremblay, Esq.

  Weston Financial Group, Inc.    40 William Street    Wellesley, Massachusetts 02481

(Name and address of agent for service)

Registrant's telephone number, including area code:  (781) 235-7055

Date of fiscal year end:         October 31, 2010

Date of reporting period:       January 31, 2010

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

NEW CENTURY CAPITAL PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

INVESTMENT COMPANIES - 98.6%	Shares	Value
Large-Cap Funds - 42.3%
Amana Trust Income	146,452	$4,059,650
American Funds AMCAP - Class A	156,403	2,499,321
American Funds Growth Fund of America - Class A	300,381	7,845,961
Fidelity Capital Appreciation	202,756	4,180,824
iShares Russell 1000 Growth Index (a)	235	11,188
iShares Russell 1000 Value Index (a)	28,800	1,606,176
iShares S&P 500 Growth Index (a)	64,900	3,569,500
iShares S&P 500 Index (a)	17,350	1,871,024
iShares S&P 500 Value Index (a)	51,500	2,672,335
Marsico 21st Century (b)	405,656	4,819,195
Vanguard 500 Index - Investor Shares	34,801	3,444,232
		36,579,406
Sector Funds - 19.4%
Biotech HOLDRs Trust (a) (b)	11,700	1,199,484
Consumer Staples Select Sector SPDR (a)	74,200	1,944,040
Fidelity Select Utilities Growth	72,975	3,120,395
iShares Dow Jones U.S. Energy Sector Index (a)	156,200	4,964,036
iShares Dow Jones U.S. Transportation Average Index (a)	7,500	525,300
iShares S&P North American Natural Resources Index (a)	31,800	1,017,918
PowerShares Dynamic Biotechnology & Genome (a)	58,600	992,098
PowerShares Dynamic Food & Beverage (a)	77,200	1,080,028
PowerShares Dynamic Pharmaceuticals (a)	59,300	1,104,166
SPDR Gold Trust (a) (b) (c)	8,000	847,680
		16,795,145
International Funds - 15.1%
First Eagle Global - Class A	64,241	2,525,310
iShares MSCI EAFE Growth Index (a)	34,600	1,819,614
iShares MSCI EAFE Index (a)	40,200	2,109,696
iShares MSCI EAFE Value Index (a)	39,000	1,865,370
iShares MSCI Emerging Markets Index (a)	124,200	4,751,892
		13,071,882
Mid-Cap Funds - 13.3%
Goldman Sachs Growth Opportunities - Class A (b)	186,024	3,465,633
iShares S&P MidCap 400 Growth Index (a)	18,000	1,344,600
iShares S&P MidCap 400 Value Index (a)	73,000	4,689,520
Janus Orion - J Shares	117,876	1,136,324
SPDR S&P MidCap 400 ETF Trust (a)	7,200	918,000
		11,554,077
Small-Cap Funds - 8.5%
Buffalo Small Cap	58,330	1,276,833
iShares S&P SmallCap 600 Growth Index (a)	54,600	2,993,172
iShares S&P SmallCap 600 Value Index (a)	53,700	3,055,530
		7,325,535

Total Investment Companies (Cost $72,683,856)		$85,326,045

NEW CENTURY CAPITAL PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.5%	Shares	Value
AIM STIT-STIC Prime Portfolio (The) - Institutional Class, 0.10% (d) (Cost $1,288,893)	1,288,893	$1,288,893

Total Investments at Value - 100.1% (Cost $73,972,749)		$86,614,938

Liabilities in Excess of Other Assets - (0.1%)		(90,417)

Net Assets - 100.0%		$86,524,521

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	For federal income tax purposes, structured as a grantor trust.
(d)	Variable rate security. The rate shown is the 7-day effective yield as of January 31, 2010.

See accompanying notes to Schedules of Investments.

NEW CENTURY BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

INVESTMENT COMPANIES - 98.2%	Shares	Value
Government/Corporate Bond Funds - 21.5%
American Century Target Maturities Trust Series 2015 - Investor Class	15,740	$1,544,898
iShares Barclays 3-7 Year Treasury Bond (a)	5,000	560,200
iShares Barclays Aggregate Bond (a)	10,000	1,046,500
Loomis Sayles Bond - Institutional Class	446,916	5,993,148
ProShares UltraShort 20+ Year Treasury (a) (b)	38,000	1,788,660
Rydex Inverse Government Long Bond Strategy - Investor Class (b)	127,984	1,836,563
Vanguard Inflation-Protected Securities - Investor Shares	42,432	540,582
		13,310,551
Sector Funds - 17.6%
Biotech HOLDRs Trust (a) (b)	7,600	779,152
Consumer Staples Select Sector SPDR (a)	54,000	1,414,800
Fidelity Select Utilities Growth	56,638	2,421,847
iShares Dow Jones U.S. Energy Sector Index (a)	69,400	2,205,532
iShares S&P North American Natural Resources Index (a)	31,800	1,017,918
PowerShares Dynamic Biotechnology & Genome (a)	36,900	624,717
PowerShares Dynamic Food & Beverage (a)	78,000	1,091,220
PowerShares Dynamic Pharmaceuticals (a)	40,100	746,662
SPDR Gold Trust (a) (b) (c)	5,300	561,588
		10,863,436
Large-Cap Funds - 13.6%
American Funds AMCAP - Class A	171,567	2,741,638
iShares Russell 1000 Growth Index (a)	19,600	933,156
iShares Russell 1000 Value Index (a)	20,300	1,132,131
iShares S&P 500 Index (a)	33,400	3,601,856
		8,408,781
International Funds - 11.5%
First Eagle Global - Class A	115,885	4,555,455
iShares MSCI EAFE Index (a)	48,800	2,561,024
		7,116,479
Worldwide Bond Funds - 10.0%
Loomis Sayles Global Bond - Institutional Class	87,976	1,406,739
Templeton Global Bond - Class A	374,703	4,758,723
		6,165,462
High Quality Bond Funds - 6.7%
Calvert Social Investment - Class I	72,944	1,121,154
Dodge & Cox Income	232,256	3,047,194
		4,168,348
Mid-Cap Funds - 5.8%
iShares S&P MidCap 400 Value Index (a)	9,000	578,160
SPDR S&P MidCap 400 ETF Trust (a)	23,580	3,006,450
		3,584,610
Small-Cap Funds - 4.7%
iShares S&P SmallCap 600 Growth Index (a)	30,800	1,688,456
iShares S&P SmallCap 600 Value Index (a)	21,300	1,211,970
		2,900,426
High Yield Bond Funds - 4.0%
Loomis Sayles Institutional High Income	332,869	2,459,902

NEW CENTURY BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES - 98.2% (Continued)	Shares	Value
Convertible Bond Funds - 2.8%
Davis Appreciation & Income - Class A	75,752	$1,745,332

Total Investment Companies (Cost $57,153,369)		$60,723,327

MONEY MARKET FUNDS - 1.9%	Shares	Value
AIM STIT-STIC Prime Portfolio (The) - Institutional Class, 0.10% (d) (Cost $1,187,485)	1,187,485	$1,187,485

Total Investments at Value - 100.1% (Cost $58,340,854)		$61,910,812

Liabilities in Excess of Other Assets - (0.1%)		(57,494)

Net Assets - 100.0%		$61,853,318

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	For federal income tax purposes, structured as a grantor trust.
(d)	Variable rate security. The rate shown is the 7-day effective yield as of January 31, 2010.

See accompanying notes to Schedules of Investments.

NEW CENTURY OPPORTUNISTIC PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

INVESTMENT COMPANIES - 99.2%	Shares	Value
Sector Funds - 37.5%
Biotech HOLDRs Trust (a) (b)	3,200	$328,064
Consumer Staples Select Sector SPDR (a)	12,300	322,260
iShares Dow Jones U.S. Energy Sector Index (a)	13,200	419,496
iShares S&P North American Natural Resources Index (a)	24,900	797,049
PowerShares Dynamic Biotechnology & Genome (a)	26,500	448,645
PowerShares Dynamic Food & Beverage (a)	29,600	414,104
PowerShares Dynamic Pharmaceuticals (a)	29,500	549,290
SPDR Gold Trust (a) (b) (c)	1,000	105,960
Technology Select Sector SPDR (a)	42,800	895,804
		4,280,672
Large-Cap Funds - 30.0%
iShares S&P 500 Growth Index (a)	39,400	2,167,000
iShares S&P 500 Value Index (a)	16,500	856,185
Vanguard Growth ETF (a)	8,000	404,960
		3,428,145
International Funds - 13.2%
iShares MSCI Emerging Markets Index (a)	31,100	1,189,886
Janus Overseas - J Shares	7,822	322,597
		1,512,483
Mid-Cap Funds - 10.5%
SPDR S&P MidCap 400 ETF Trust (a)	9,402	1,198,755

Small-Cap Funds - 8.0%
iShares S&P SmallCap 600 Growth Index (a)	12,000	657,840
iShares S&P SmallCap 600 Value Index (a)	4,400	250,360
		908,200

Total Investment Companies - 99.2% (Cost $10,471,229)		$11,328,255

Other Assets in Excess of Liabilities - 0.8%		94,241

Net Assets - 100.0%		$11,422,496

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	For federal income tax purposes, structured as a grantor trust.

See accompanying notes to Schedules of Investments.

NEW CENTURY INTERNATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

INVESTMENT COMPANIES - 93.8%	Shares	Value
Europe Funds - 25.2%
Franklin Mutual European - Class A	110,436	$2,147,990
iShares MSCI France Index (a)	10,000	238,300
iShares MSCI Germany Index (a)	227,200	4,621,248
iShares MSCI Spain Index (a)	37,200	1,602,948
iShares MSCI Sweden Index (a)	58,000	1,317,760
iShares MSCI Switzerland Index (a)	147,300	3,136,017
iShares MSCI United Kingdom Index (a)	244,146	3,767,173
Ivy European Opportunities - Class A	117,242	2,392,914
Vanguard European Stock ETF (a)	74,200	3,371,648
		22,595,998
Diversified Funds - 25.1%
Columbia Acorn International Select - Class A	56,993	1,262,402
iShares MSCI EAFE Growth Index (a)	45,500	2,392,845
iShares MSCI EAFE Index (a)	67,800	3,558,144
iShares MSCI EAFE Value Index (a)	51,000	2,439,330
iShares S&P Global Energy Sector Index (a)	92,400	3,087,084
iShares S&P Global Infrastructure Index (a)	36,600	1,203,774
iShares S&P Global Materials Index (a)	26,700	1,495,200
Janus Overseas - J Shares	78,107	3,221,113
MainStay International Equity - Class A	210,153	2,471,396
Templeton Institutional Funds - Foreign Smaller Companies Series	98,290	1,401,615
		22,532,903
Americas Funds - 21.0%
Fidelity Canada	121,858	5,462,897
iShares MSCI Canada Index (a)	126,000	3,079,440
iShares MSCI Mexico Investable Market Index (a)	59,800	2,750,800
iShares S&P Latin America 40 Index (a)	154,600	6,589,052
PowerShares DB U.S. Dollar Index Bearish (a) (b)	36,000	972,360
		18,854,549
Asia/Pacific Funds - 17.1%
Fidelity Japan	200,497	2,059,102
iShares FTSE/Xinhua China 25 Index (a)	111,300	4,269,468
iShares MSCI Australia Index (a)	138,100	2,913,910
iShares MSCI Japan Index (a)	143,800	1,414,992
iShares MSCI Pacific ex-Japan Index (a)	64,800	2,474,064
Matthews Pacific Tiger - Class I	120,222	2,154,372
		15,285,908
Emerging Market Funds - 5.4%
iShares MSCI Emerging Markets Index (a)	64,000	2,448,640
Vanguard Emerging Markets Stock Index (a)	61,000	2,335,080
		4,783,720

Total Investment Companies (Cost $70,882,052)		$84,053,078

NEW CENTURY INTERNATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 6.3%	Shares	Value
AIM STIT-STIC Prime Portfolio (The) - Institutional Class, 0.10% (c) (Cost $5,686,174)	5,686,174	$5,686,174

Total Investments at Value - 100.1% (Cost $76,568,226)		$89,739,252

Liabilities in Excess of Other Assets - (0.1%)		(87,770)

Net Assets - 100.0%		$89,651,482

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	Variable rate security. The rate shown is the 7-day effective yield as of January 31, 2010.

See accompanying notes to Schedules of Investments.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

INVESTMENT COMPANIES - 93.6%	Shares	Value
Global Macro Funds - 16.4%
BlackRock Global Allocation - Class A	294,099	$5,129,087
First Eagle Global - Class A	185,098	7,276,204
iPath S&P 500 VIX Short-Term Futures ETN (a) (b)	98,000	3,101,700
Ivy Asset Strategy - Class A	171,921	3,727,244
Mutual Global Discovery - Class Z	137,578	3,678,828
		22,913,063
Asset Allocation Funds - 15.9%
Berwyn Income	209,669	2,673,276
FPA Crescent - Class I	260,111	6,476,766
Greenspring	164,426	3,683,153
Leuthold Core Investment	341,518	5,320,848
Oakmark Equity & Income - Class I	162,562	4,094,926
		22,248,969
Arbitrage Funds - 14.4%
Arbitrage - Class R	456,686	5,790,778
Calamos Market Neutral Income - Class A	509,873	5,817,649
Gabelli ABC (b)	157,483	1,519,709
Gabelli Global Deal (c)	61,154	837,198
Merger	392,231	6,142,332
		20,107,666
Long/Short Equity Funds - 13.8%
CGM Focus	79,485	2,120,649
Diamond Hill Long-Short - Class I	259,070	4,220,248
Federated Prudent Bear - Class A (b)	349,990	1,931,944
Hussman Strategic Growth	383,532	4,909,204
Schwab Hedged Equity - Select Shares (b)	208,846	2,905,053
TFS Market Neutral (b)	209,123	3,172,392
		19,259,490
High Yield/Fixed Income Funds - 8.6%
Eaton Vance National Municipal - Class I	198,828	1,896,816
Loomis Sayles Institutional High Income	560,081	4,139,001
Nuveen Multi-Strategy Income & Growth 2 (c)	230,000	1,745,700
Oppenheimer International Bond - Class A	266,835	1,691,731
Principal High Yield - Class A	148,799	1,160,634
Western Asset Emerging Markets Debt (c)	76,600	1,354,288
		11,988,170
Natural Resources Funds - 7.9%
Goldman Sachs Commodity Strategy - Institutional Shares	264,711	1,503,559
Permanent Portfolio	20,371	775,309
PIMCO Commodity Real Return Strategy - Class A	264,838	2,041,898
PowerShares Water Resources Portfolio (a)	163,000	2,585,180
RS Global Natural Resources - Class A (b)	38,866	1,089,410
SPDR Gold Trust (a) (b) (d)	10,500	1,112,580
T. Rowe Price New Era	9,740	400,488
Vanguard Precious Metals & Minerals - Investor Shares	80,533	1,509,192
		11,017,616
Deep Value/Distressed Securities Funds - 6.5%
Fairholme	154,098	4,790,902
Franklin Mutual Beacon - Class Z	156,253	1,764,101
Third Avenue Value	59,275	2,573,128
		9,128,131

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES - 93.6% (Continued)	Shares	Value
Real Estate Funds - 6.0%
AIM Real Estate - Class A	145,585	$2,440,000
Cohen & Steers International Realty - Class I	81,425	794,709
ING Global Real Estate - Class I	159,262	2,180,299
Third Avenue Real Estate Value	156,932	3,050,754
		8,465,762
Option Hedged Funds - 4.1%
Gateway - Class A	171,982	4,259,988
NFJ Dividend, Interest & Premium Strategy (c)	100,000	1,450,000
		5,709,988

Total Investment Companies (Cost $130,169,154)		$130,838,855

STRUCTURED NOTES - 4.5%	Par Value	Value
Credit Suisse, Buffered Accelerated Return Equity Security Linked Note, due 03/29/2010	$1,500,000	$1,845,300
Credit Suisse, Buffered Accelerated Return Equity Security Linked Note, due 05/05/2011	1,250,000	1,616,375
Deutsche Bank, Buffered Barrier Rebate Securities Linked Note, due 06/30/2010	1,200,000	1,476,840
JPMorgan Chase & Co. Note Linked to Market Vectors Gold Miners ETF, due 07/29/2011	1,400,000	1,318,660

Total Structured Notes (Cost $5,350,000)		$6,257,175

MONEY MARKET FUNDS - 2.1%	Shares	Value
AIM STIT-STIC Prime Portfolio (The) - Institutional Class, 0.10% (e) (Cost $2,990,466)	2,990,466	$2,990,466

Total Investments at Value - 100.2% (Cost $138,509,620)		$140,086,496

Liabilities in Excess of Other Assets - (0.2%)		(250,106)

Net Assets - 100.0%		$139,836,390

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	Closed-end fund.
(d)	For federal income tax purposes, structured as a grantor trust.
(e)	Variable rate security. The rate shown is the 7-day effective yield as of January 31, 2010.

See accompanying notes to Schedules of Investments.

NEW CENTURY PORTFOLIOS
NOTES TO SCHEDULES OF INVESTMENTS
January 31, 2010 (Unaudited)

1.  Investment Valuation

Investments in shares of other open-end investment companies held by New Century Capital Portfolio, New Century Balanced Portfolio, New Century Opportunistic Portfolio, New Century International Portfolio and New Century Alternative Strategies Portfolio (the “Portfolios”) are valued at their net asset value as reported by such companies.  The Portfolios may also invest in closed-end investment companies, exchange-traded funds, and to a certain extent, directly in securities.  Investments in closed-end investment companies, exchange-traded funds and direct investments in securities are valued at market prices, as described in the paragraph below. The net asset value as reported by open-end investment companies may be based on fair value pricing; to understand the fair value pricing process used by such companies, consult their most current prospectus.

Investments in securities traded on a national securities exchange or included in NASDAQ are generally valued at the last reported sales price, the closing price or the official closing price; and securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service.  Other assets and securities for which no quotations are readily available or for which quotations the Advisor believes do not reflect market value are valued at their fair value as determined in good faith by the Advisor under the procedures established by the Board of Trustees. Short-term investments may be valued at amortized cost which approximates market value.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolios’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolios’ investments as of January 31, 2010 by security type.

	Level 1	Level 2	Level 3	Total
New Century Capital Portfolio:
Investment Companies	$85,326,045	$-	$-	$85,326,045
Money Market Funds	-	1,288,893	-	1,288,893
Total	$85,326,045	$1,288,893	$-	$86,614,938

New Century Balanced Portfolio:
Investment Companies	$60,723,327	$-	$-	$60,723,327
Money Market Funds	-	1,187,485	-	1,187,485
Total	$60,723,327	$1,187,485	$-	$61,910,812

NEW CENTURY PORTFOLIOS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Level 1	Level 2	Level 3	Total
New Century Opportunistic Portfolio:
Investment Companies	$11,328,255	$-	$-	$11,328,255
Total	$11,328,255	$-	$-	$11,328,255

New Century International Portfolio:
Investment Companies	$84,053,078	$-	$-	$84,053,078
Money Market Funds	-	5,686,174	-	5,686,174
Total	$84,053,078	$5,686,174	$-	$89,739,252

New Century Alternative Strategies Portfolio:
Investment Companies	$130,838,855	$-	$-	$130,838,855
Structured Notes	-	6,257,175	-	6,257,175
Money Market Funds	-	2,990,466	-	2,990,466
Total	$130,838,855	$9,247,641	$-	$140,086,496

Refer to each respective Portfolio’s Schedule of Investments for a listing of the securities valued using Level 1 and Level 2 inputs.

2.  Investment Transactions

Investment transactions are recorded on a trade date basis. Gains and losses on securities sold are determined on a specific identification method.

3.  Federal income tax

The following information is computed on a tax basis for each item as of January 31, 2010:

	New Century Capital Portfolio	New Century Balanced Portfolio	New Century Opportunistic Portfolio	New Century International Portfolio	New Century Alternative Strategies Portfolio

Cost of portfolio investments	$73,972,749	$58,482,980	$10,487,672	$76,568,226	$139,238,951

Gross unrealized appreciation	$15,245,243	$5,855,913	$1,406,031	$17,769,700	$12,835,324
Gross unrealized depreciation	(2,603,054)	(2,428,081)	(565,448)	(4,598,674)	(11,987,779)

Net unrealized appreciation	$12,642,189	$3,427,832	$840,583	$13,171,026	$847,545

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for New Century Balanced Portfolio, New Century Opportunistic Portfolio and New Century Alternative Strategies Portfolio is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2.  Controls and Procedures.

(a)   Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   New Century Portfolios

By (Signature and Title)*	/s/ Wayne M. Grzecki
Wayne M. Grzecki, President

Date          March 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Wayne M. Grzecki
Wayne M. Grzecki, President

Date          March 25, 2010

By (Signature and Title)*	/s/ Nicole M. Tremblay
Nicole M. Tremblay, Treasurer

Date          March 25, 2010

* Print the name and title of each signing officer under his or her signature.